DERIVATIVE LIABILITIES (Details) - Schedule of Changes in Derivative Liability (USD $)	6 Months Ended	24 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of Changes in Derivative Liability [Abstract]
Derivative Liability	$ 496,827	$ 0
Loss on Derivative Liability	558,545	159,789
Settlement to APIC from Conversion	(122,291)	(49,795)
Additions to Liability for Convertible Debt recorded as debt discount	148,713	386,833
Additions to Liability for Convertible Debt expensed due to value of derivative exceeding debt	18,095
Derivative Liability	$ 1,099,889	$ 496,827